Schedule of Non-cash Investing and Financing Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Cash paid during the period for interest	$ 23	$ 12	$ 14	$ 13
Issuance of common stock upon vesting of restricted stock units (Note 8)	2	5
Issuance of warrants for debt issuance under the 2020 Loan Agreement		178
Fair value of liability classified warrants at debt inception date (Note 6)	663	3,325
Debt refinanced with new debt (Note 5)		$ 7,160